FIRST INVESTORS GLOBAL FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                               February 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

               Re:  First Investors Global Fund, Inc.
                    File Nos. 2-71911 and 811-3169
                    ------------------------------

Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Global Fund, Inc. (the "Fund") hereby certifies:

      (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 28 was filed electronically with the Commission.

                                   Very truly yours,

                                   FIRST INVESTORS GLOBAL
                                   FUND, INC.



                                   By: /s/ C. Durso
                                      ------------------------
                                       C. Durso, Vice President